Schedule of Future Policy Benefits and Other Policyholder Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	$ 5,510,050	$ 5,111,791
Traditional life insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	1,607,149	1,598,071
Immediate fixed annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	466,723	520,380
Accident And Health Insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	1,809,006	1,693,598
Equity indexed annuity contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	32,601	40,298
Other Life Contingent Products
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	$ 1,594,571	$ 1,259,444